------------------------
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                                                        ------------------------
                                                        OMB Number: 3235-0570

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                                                        hours per response:  5.0



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number 33-94206
                                  ----------

                      CADRE INSTITUTIONAL INVESTORS TRUST
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                    905 MARCONI AVENUE RONKONKOMA, NY          11779
          -------------------------------------------------------------
               (Address of principal executive offices)      (Zip code)

                                      SAME
          -------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (631) 467-0200
                                                    --------------


Date of fiscal year end: 9/30/03
                         -------


Date of reporting period: 9/30/03
                          -------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                       CADRE INSTITUTIONAL INVESTORS TRUST
                CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
                  CADRE AFFINITY FUND - U.S. GOVERNMENT SERIES
                   CADRE RESERVE FUND - U.S. GOVERNMENT SERIES
                                  ANNUAL REPORT

                               SEPTEMBER 30, 2003

TRUSTEES AND OFFICERS
Chairman / Trustee           Michael P. Flanagan +             Executive Director
                                                               MASA

Trustee                      Richard J. Anderson *+            Associate Executive Director
                                                               NSBA

Trustee                      Harvey A. Fein *                  Vice President and CFO
                                                               Molina Health Care, Inc.

Trustee                      Russell E. Galipo *+              Retired


Trustee                      C. Roderick O'Neil                Retired


Trustee                      William J. Reynolds, Esq.+        Retired


President                    David L. Boyle                    Vice Chairman
                                                               Ambac Financial Group, Inc.

Secretary                    Anne G. Gill, Esq.                First Vice President
                                                               Ambac Financial Group, Inc.

Assistant Secretary          Jennifer Scheffel, Esq.           Assistant Vice President
                                                               Cadre Financial Services, Inc

Treasurer                    Danielle Buell                    First Vice President
                                                               Cadre Financial Services, Inc

Assistant Treasurer          Carolyn Osiecki                   Assistant Vice President
                                                               Cadre Financial Services, Inc.


                      TEAM OF PROFESSIONALS

Investment Adviser                              Cadre Financial Services, Inc.
Administrator                                   Cadre Financial Services, Inc.
Transfer Agent                                  Cadre Financial Services, Inc.
Distributor                                     Ambac Securities, Inc.
Custodian                                       US Bank
Independent Auditors                            KPMG LLP
Legal Counsel                                   Schulte, Roth & Zabel LLP


*Audit committee
+Nominating Committee

                             THIS PAGE INTENTIONALLY

                                   LEFT BLANK

Kpmg
Financial Services
757 Third Avenue
New York, NY 10017


                          INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Trustees of Cadre Institutional Investors Trust:

We have audited the accompanying statements of assets and liabilities of Cadre Liquid Asset Fund - U.S. Government Series, Cadre Affinity Fund - U.S. Government Series, and Cadre Reserve Fund - U.S. Government Series, (the "Funds") each a series of the Cadre Institutional Investors Trust, as of September 30, 2003, and the related statement of operations for the year then ended, statements of changes in net assets for each of the two-years in the period then ended, and the financial highlights for each of the years or periods in the six-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cadre Liquid Asset Fund - U.S. Government Series, Cadre Affinity Fund - U.S. Government Series, and Cadre Reserve Fund - U.S. Government Series as of September 30, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two-years in the period then ended and the financial highlights for each of the years or periods in the six-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

November 7, 2003

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT SERIES
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2003
------------------------------------------------------------------------------------------------
                                                         CADRE          CADRE          CADRE
                                                      LIQUID ASSET     AFFINITY       RESERVE
                                                          FUND           FUND           FUND
                                                      ------------   ------------   ------------
ASSETS:
Investment in Cadre Institutional Investors Trust -
   U.S. Government Money Market Portfolio, at value   $  8,395,047   $ 14,793,592   $179,394,570
Cash                                                       215,000      2,100,000           --
Other assets                                                 1,978            246          2,752
                                                      ------------   ------------   ------------
          Total Assets                                   8,612,025     16,893,838    179,397,322
                                                      ------------   ------------   ------------
LIABILITIES:

Subscription received in advance                              --        2,000,000           --
Administration fees payable                                    337          2,133         23,219
Transfer agent fees payable                                     89            561         11,610
12b-1 fees payable                                            --            1,286           --
Accrued trustees' fees and expenses                            151            767            580
Other accrued expenses                                      17,593         23,307         14,381
                                                      ------------   ------------   ------------
          Total Liabilities                                 18,170      2,028,054         49,790
                                                      ------------   ------------   ------------

NET ASSETS                                            $  8,593,855   $ 14,865,784   $179,347,532
                                                      ============   ============   ============

Shares of beneficial interest outstanding
(unlimited shares authorized)                            8,593,855     14,865,784    179,347,532
                                                      ============   ============   ============

NET ASSET VALUE, OFFERING PRICE AND                   $       1.00   $       1.00   $       1.00
                                                      ============   ============   ============
     REDEMPTION PRICE PER SHARE

NET ASSETS CONSIST OF:
Common Stock, at par value                            $      8,594   $     14,866   $    179,348
Paid-in capital in excess of par value                   8,585,261     14,850,918    179,168,184
                                                      ------------   ------------   ------------
   NET ASSETS                                         $  8,593,855   $ 14,865,784   $179,347,532
                                                      ============   ============   ============


   The accompanying notes are an integral part of these financial statements.


CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT SERIES
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2003
----------------------------------------------------------------------------------------------
                                                           CADRE        CADRE         CADRE
                                                       LIQUID ASSET    AFFINITY      RESERVE
                                                           FUND          FUND         FUND
                                                        ----------    ----------    ----------
INVESTMENT INCOME:
INVESTMENT INCOME AND EXPENSES ALLOCATED
     FROM CIIT U.S. GOVERNMENT MONEY MARKET PORTFOLIO

     Interest                                           $  176,270    $  209,553    $2,140,920


     Expenses                                               12,480        15,059       156,048
                                                        ----------    ----------    ----------
NET INVESTMENT INCOME FROM CIIT
     U.S. GOVERNMENT MONEY MARKET PORTFOLIO                163,790       194,494     1,984,872


EXPENSES:
    Administration fees                                     25,095        30,020       165,023
    Transfer agent fees                                      6,604         7,900        82,512
    12b-1 fees                                                --          15,800          --
    Custodian fees                                          31,507        46,909         7,753
    Audit and tax fees                                      11,143        11,143        11,143
    Registration and filing fees                             5,959         3,399         7,051
    Printing fees                                              730           730           730
    Other expenses                                           5,999         5,681        15,991
                                                        ----------    ----------    ----------
              Total expenses                                87,037       121,582       290,203
              Less/Plus:  Fee waivers and
                 expense recoupments                       (13,814)      (18,231)       98,589
                                                        ----------    ----------    ----------
              Net expenses                                  73,223       103,351       388,792
                                                        ----------    ----------    ----------
NET INVESTMENT INCOME                                   $   90,567    $   91,143    $1,596,080
                                                        ==========    ==========    ==========




   The accompanying notes are an integral part of these financial statements.


CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT SERIES
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------
                                                                                CADRE LIQUID ASSET FUND
                                                                           ----------------------------------
                                                                            FOR THE YEAR ENDED SEPTEMBER 30,
                                                                           ----------------------------------
                                                                                 2003              2002
                                                                           ---------------    ---------------
OPERATIONS:
   Net investment income                                                   $        90,567    $       197,597
                                                                           ---------------    ---------------
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income                                                           (90,567)          (197,597)
                                                                           ---------------    ---------------
SHARE TRANSACTIONS:
   Net proceeds from sale of shares                                          1,178,594,431        901,453,036
   Net asset value of shares issued to
     shareholders from reinvestment of
     dividends                                                                      90,567            197,597
   Cost of shares redeemed                                                  (1,192,475,074)      (903,765,408)
       Net (decrease) increase in net assets resulting                     ---------------    ---------------
         from share transactions                                               (13,790,076)        (2,114,775)
                                                                           ---------------    ---------------
                                                                               (13,790,076)        (2,114,775)
NET ASSETS:
   Beginning of period                                                          22,383,931         24,498,706
                                                                           ---------------    ---------------
   End of period                                                           $     8,593,855    $    22,383,931
                                                                           ===============    ===============
OTHER INFORMATION

Share Transactions:
   Shares sold                                                               1,178,594,431        901,453,036
   Shares issued to shareholders from
        reinvestment of dividends                                                   90,567            197,597
   Shares repurchased                                                       (1,192,475,074)      (903,765,408)
                                                                           ---------------    ---------------
        Net (decrease) increase in shares outstanding                          (13,790,076)        (2,114,775)
                                                                           ===============    ===============



   The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------------------

         CADRE AFFINITY FUND                       CADRE RESERVE FUND
-------------------------------------      -----------------------------------
  FOR THE YEAR ENDED SEPTEMBER 30,           FOR THE YEAR ENDED SEPTEMBER 30,
-------------------------------------      -----------------------------------
    2003                    2002               2003                  2002
-------------          --------------      -------------         -------------
$      91,143          $     265,896       $   1,596,080         $   1,975,701
-------------          -------------       -------------         -------------
      (91,143)              (265,896)         (1,596,080)           (1,975,701)
-------------          -------------       -------------         -------------
  162,214,645            226,315,196         647,647,193           406,137,108
       91,143                265,896           1,596,080             1,975,701
 (165,075,462)          (227,178,721)       (592,990,017)         (381,242,755)
-------------          -------------       -------------         -------------
   (2,769,674)              (597,629)         56,253,256            26,870,054
-------------          -------------       -------------         -------------
   (2,769,674)              (597,629)         56,253,256            26,870,054

   17,635,458             18,233,087         123,094,276            96,224,222
-------------          -------------       -------------         -------------
$  14,865,784          $  17,635,458       $ 179,347,532         $ 123,094,276
=============          =============       =============         =============

  162,214,645            226,315,196         647,647,193           406,137,108

       91,143                265,896           1,596,080             1,975,701
 (165,075,462)          (227,178,721)       (592,990,017)         (381,242,755)
-------------          -------------       -------------         -------------
   (2,769,674)              (597,629)         56,253,256            26,870,054
=============          =============       =============         =============






   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT SERIES
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

Cadre Institutional Investors Trust (the "Trust") (formerly known as Ambac Treasurer's Trust), was organized in April 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of ten series as follows: Cadre Liquid Asset Fund - U.S. Government Series, Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - U.S. Government Series, Cadre Affinity Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. The accompanying financial statements and financial highlights are those of Cadre Liquid Asset Fund - U.S. Government Series (formerly known as Cadre Institutional Investors Trust Liquid Asset Fund and U.S. Government Money Market Fund, the "Cadre Liquid Asset Fund"), the Cadre Affinity Fund - U.S. Government Series ("Cadre Affinity Fund") and the Cadre Reserve Fund - U.S. Government Series ("Cadre Reserve Fund") (collectively the "Funds"). The Funds commenced operations on April 24, 1996, May 3, 1999 and January 5, 1999, respectively.

The Funds invest all of their investable assets in the U.S. Government Money Market Portfolio ("the Portfolio"). The Portfolio is a series of the Trust that has substantially the same investment objectives, policies and restrictions as the Funds.

The value of the Funds' investment in the Portfolio, as reflected in the Statements of Assets and Liabilities, reflects each Fund's proportionate interest in the net assets of the Portfolio (2.8% for Cadre Liquid Asset Fund, 5.0% for Cadre Affinity Fund and 60.1% for Cadre Reserve Fund at September 30,
2003). The Funds' performance is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

Pursuant to the board of trustee's meeting held on December 15, 1999, the trustees approved changing the fiscal year end of the Trust in each series to September 30th, effective September 30, 2000.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

VALUATION OF SECURITIES
Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

INVESTMENT INCOME
The Funds record their proportionate share of the Portfolio's net investment income and realized gains and losses each day. Net investment income and realized gains and losses of the Portfolio are allocated on a pro-rata basis among the Funds and the other investors in the Portfolio at the time of such determination.

DIVIDENDS TO SHAREHOLDERS
Substantially all of the Funds' net investment income and net realized capital gains, if any, are declared as dividends daily and paid monthly. Net short-term capital gains, if any, are distributed in accordance with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), and may be reflected in the Funds' daily dividend rate. Substantially all of the realized net long-term capital gains, if any, are declared and paid annually, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Funds. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

FEDERAL INCOME TAXES
The Funds are treated as separate entities for federal income tax purposes and intend to qualify each year as "regulated investment companies" under Subchapter M of the Code and to make distributions of substantially all of their income, including net realized capital gains, if any, to relieve themselves from substantially all Federal and excise taxes. Therefore, no Federal income tax provisions are required.

EXPENSES
Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

NOTE 3 - TRANSACTIONS WITH AFFILIATES
The Trust, on behalf of the Funds, has entered into an Administration Agreement with Cadre Financial Services, Inc. ("Cadre"), a wholly-owned subsidiary of Ambac Financial Group, Inc., under which Cadre is responsible for certain aspects of the administration and operation of the Funds. For its services Cadre is paid an annual fee based on the Funds' average daily net assets according to the following schedule:

------------------------------- ------------------------- ---------------------- -----------------
                                    Cadre Liquid Asset       Cadre Affinity         Cadre Reserve
                                           Fund                   Fund                 Fund
------------------------------- ------------------------- ---------------------- -----------------
            0 - $250,000,000               0.19%                   0.19%                  0.10%
------------------------------- ------------------------- ---------------------- -----------------
 $250,000,001 - $1,000,000,000             0.165%                  0.165%                 0.075%
------------------------------- ------------------------- ---------------------- -----------------
Over $1,000,000,000                        0.14%                   0.14%                  0.05%
------------------------------- ------------------------- ---------------------- -----------------

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

The Trust, on behalf of the Funds, has entered into a Transfer Agent Agreement with Cadre, under which Cadre is responsible for providing shareholder recordkeeping services to the Funds. For its services, Cadre is paid by each fund an annual fee of 0.05% of the Funds' first $250 million average daily net assets, 0.04% of the Funds' next $750 million average daily net assets and 0.03% of the Funds' average daily net assets in excess of $1 billion.

Ambac Securities, Inc., ("ASI") (the "Distributor"), a wholly-owned subsidiary of Ambac Financial Group, Inc., acts as the exclusive distributor of the Trust's shares. Under the Distribution Plan, ASI receives payment of 0.10% of the average net assets of the Affinity Series. This payment is disbursed fully on a pro-rated basis to the various organizations, which ASI has entered into Distribution Agreements with, that provide assistance to the Affinity Series.

Certain officers of the Trust may be officers of Cadre and/or the Distributor or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of Cadre and/or the Distributor or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. The Chairman of the Board of Trustees receives an additional $2,000 annual fee. Members of the Audit Committee or the Nominating Committee receive an attendance fee of $750 for each Audit Committee or Nominating Committee meeting they attend. The Chairman of the Audit Committee and the Chairman of the Nominating Committee, each receive an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.

NOTE 4 - WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

Cadre has voluntarily agreed to waive a portion of its fees and to reimburse the Funds for certain expenses to the extent the total operating expenses of the Funds exceed 0.65%, 0.75% and 0.33% (annualized) of the Cadre Liquid Asset Fund, Cadre Affinity Fund and the Cadre Reserve Fund's average daily net assets, respectively. During the year ended September 30, 2003, Cadre waived and reimbursed the following fees so that the Funds could meet this expense limitation.

                              -----------------------------------------------------------------------------------------------
                                 Expense            Waived Fees              Reimbursed Expense                Total
-----------------------------------------------------------------------------------------------------------------------------
               Fund               Limit       Current     Life to Date    Current       Life to       Current       Life to
                                                                                         Date                        Date
----------------------------- ------------ ------------- -------------- ---------- ---------------- ----------- -------------
Cadre Liquid Asset Fund           0.65%       $13,814       $107,839        $0          $39,904       $13,814       $147,743
----------------------------- ------------ ------------- -------------- ---------- ---------------- ----------- -------------
Cadre Affinity Fund               0.75%       $18,231        $81,235        $0          $39,539       $18,231       $120,774
----------------------------- ------------ ------------- -------------- ---------- ---------------- ----------- -------------
Cadre Reserve Fund                0.33%          $0         $225,809        $0         $114,088          $0         $339,897
----------------------------- ------------ ------------- -------------- ---------- ---------------- ----------- -------------

The Fund has adopted an Excess Expense Reimbursement Plan (the "Plan") pursuant to which the Funds have agreed to reimburse Cadre for any waived fees or reimbursed expenses to the extent the Funds' total operating expenses are less than the expense limitation of 0.65%, 0.75% and 0.33% (annualized) of the Cadre Liquid Asset Fund, Cadre Affinity Fund and the Cadre Reserve Fund's average daily net assets, respectively.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

During the year ended September 30, 2003, the following was reimbursed to Cadre pursuant to the terms of the Plan:

                           ------------- ---------------------------------------
                               Expense          Amounts Reimbursed to Cadre
         Fund                   Limit        Current              Life to date
-------------------------- ------------- ------------------- -------------------
Cadre Liquid Asset Fund         0.65%            $0                   $43,840
-------------------------- ------------- ------------------- -------------------
Cadre Affinity Fund             0.75%            $0                   $14,973
-------------------------- ------------- ------------------- -------------------
Cadre Reserve Fund              0.33%         $98,589                $150,291
-------------------------- ------------- ------------------- -------------------


Pursuant to the Excess Expense Reimbursement Plan, Cadre has determined that some reimbursable costs were unrecoverable. Therefore the balances due to Cadre have been reduced by these amounts. During the year ended September 30, 2003, Cadre deemed the following as unrecoverable:


                                ---------------------------------------
                                          Amount Unrecoverable
------------------------------- ----------------- ---------------------
           Fund                         Current         Life to date
------------------------------- ----------------- ---------------------
Cadre Liquid Asset Fund                $37,823             $74,458
------------------------------- ----------------- ---------------------
Cadre Affinity Fund                    $39,373             $73,550
------------------------------- ----------------- ---------------------
Cadre Reserve Fund                     $65,224            $166,350
------------------------------- ----------------- ---------------------


As of September 30, 2003, the balances which remain recoverable for each fund are as follows:

------------------------------------- ----------------------------------
           Fund                               Remaining Recoverable
------------------------------------- ----------------------------------
Cadre Liquid Asset Fund                              $   29,445
------------------------------------- ----------------------------------
Cadre Affinity Fund                                  $   32,251
------------------------------------- ----------------------------------
Cadre Reserve Fund                                   $   23,256
------------------------------------- ----------------------------------

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding, is as follows:

                                                                                          FOR THE
                                                                                          ELEVEN
                                                                                          MONTHS
                                                                                           ENDED
                                           FOR THE YEAR ENDED SEPT. 30,                  SEPT. 30,     FOR THE YEAR ENDED OCT. 31,
                                    ----------------------------------------------      ------------   ---------------------------
                                        2003             2002            2001              2000            1999            1998
                                    -----------       -----------    -------------      ------------   ----------     ------------
For a share outstanding
  throughout the period

Net asset value, beginning of
  Period                                $ 1.00            $ 1.00           $ 1.00            $ 1.00       $ 1.00           $ 1.00
                                    -----------       -----------    -------------      ------------   ----------     ------------

Income from investment
  operations:
  Net investment income                   0.007             0.015            0.046             0.051        0.046            0.052

Less dividends:
  Dividends from net investment
  Income                                 (0.007)           (0.015)          (0.046)           (0.051)      (0.046)          (0.052)
                                    -----------       -----------    -------------      ------------   ----------     ------------

Net asset value, end of period          $ 1.00            $ 1.00           $ 1.00            $ 1.00       $ 1.00           $ 1.00
                                    ===========       ===========    =============      ============   ==========     ============
Ratio/Supplemental Data:
Total Return                             0.66%             1.47%            4.55%             5.25% **     4.70%             5.17%
Net assets, end of period (000's)      $ 8,594          $ 22,384         $ 24,499          $ 36,136     $ 45,148         $ 98,229


Ratio to average net assets:
   Net investment income                 0.69%             1.53%            4.61%             5.57% *      4.61%             5.17%

Operating expenses including
 reimbursement/waiver/recoupment         0.65%             0.65%            0.64%             0.45% *      0.45%             0.41%
Operating expenses excluding
 reimbursement/waiver/recoupment         0.75%             0.76%            0.54%             0.63% *      0.55%             0.47%
----------------------------------------------------------------------------------------------------------------------------------
 * - Annualized
** - Unannualized




CADRE INSTITUTIONAL INVESTORS TRUST
CADRE AFFINITY FUND - U.S. GOVERNMENT SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding, is as follows:
                                                                                                                     FOR THE
                                                                                                  FOR THE             PERIOD
                                                                                                  ELEVEN             MAY 3,
                                                                                                  MONTHS             1999***
                                                  FOR THE YEAR ENDED SEPT. 30,                     ENDED              THROUGH
                                        ----------------------------------------------------     SEPT. 30,           OCT. 31,
                                            2003               2002                 2001           2000               1999
                                        -------------     --------------      --------------   -------------      ------------
For a share outstanding throughout the
period:

Net asset value, beginning of
   Period                                     $  1.00            $  1.00             $  1.00         $  1.00      $       1.00
                                        -------------      -------------       -------------   -------------      ------------
Income from investment
   operations:
   Net investment income                        0.006              0.014               0.043           0.050             0.023

Less dividends:
   Dividends from net investment
    Income                                     (0.006)            (0.014)             (0.043)         (0.050)           (0.023)
                                        -------------      -------------       -------------   -------------      ------------

Net asset value, end of period                $  1.00            $  1.00             $  1.00         $  1.00      $       1.00
                                        =============      =============       =============   =============      ============
Ratio/Supplemental Data:
Total return                                   0.58%              1.39%               4.72%           5.16% **            2.29% **
Net assets, end of period (000's)            $14,866            $17,635            $ 18,233         $24,956           $ 24,956

Ratio to average net assets:
Net investment income                          0.58%              1.37%               4.31%           5.50% *            4.58%  *
Operating expenses including
reimbursement/waiver/recoupment                0.75%              0.75%               0.75%           0.55% *            0.55%  *
Operating expenses excluding
reimbursement/waiver/recoupment                0.87%              0.81%               0.71%           0.60% *            1.07%  *
------------------------------------------------------------------------------------------------------------------------------
  * - Annualized
 ** - Unannualized
*** - Commencement of operations


CADRE INSTITUTIONAL INVESTORS TRUST
CADRE RESERVE FUND - U.S. GOVERNMENT SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding, is as follows:

                                                                                                                     FOR THE
                                                                                                   FOR THE           PERIOD
                                                                                                   ELEVEN             JAN 5,
                                                                                                   MONTHS            1999***
                                                     FOR THE YEAR ENDED SEPT. 30,                   ENDED            THROUGH
                                        ----------------------------------------------------      SEPT. 30,          OCT. 31,
                                            2003               2002                2001             2000              1999
                                        -------------     --------------      --------------   -------------      ------------
For a share outstanding throughout
the period:

Net asset value, beginning of
   Period                                     $  1.00            $  1.00             $  1.00         $  1.00      $       1.00
                                        -------------      -------------       -------------   -------------      ------------
Income from investment
   operations:
   Net investment income                        0.010              0.018               0.047           0.053             0.040

Less dividends:
   Dividends from net investment
    Income                                     (0.010)            (0.018)             (0.047)         (0.053)           (0.040)
                                        -------------      -------------       -------------   -------------      ------------

Net asset value, end of period                $  1.00            $  1.00             $  1.00         $  1.00           $  1.00
                                        =============      =============       =============   =============      ============
Ratio/Supplemental Data:
Total return                                     1.01%              1.83%               5.04%          5.52%  **         4.04%  **
Net assets, end of period (000's)             $179,348           $123,094            $ 96,224        $50,378         $ 114,563

Ratio to average net assets:
Net investment income                            0.97%              1.80%               4.71%          5.82%  *          4.86%  *
Operating expenses including
reimbursement/waiver/recoupment                  0.33%              0.33%               0.22%          0.20%  *          0.20%  *
Operating expenses excluding
reimbursement/waiver/recoupment                  0.27%              0.29%               0.31%          0.28%  *          0.49%  *

-----------------------------------------------------------------------------------------------------------------------------
  * - Annualized
 ** - Unannualized
*** - Commencement of operations

KPMG

        Financial Services
        757 Third Avenue
        New York, NY 10017



                          INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Trustees of Cadre Institutional Investors Trust:

We have audited the accompanying statements of assets and liabilities of U.S. Government Portfolio (the "Portfolio"), a series of Cadre Institutional Investors Trust, including the schedule of investments as of September 30, 2003, and the related statement of operations for the year then ended, statements of changes in net assets including the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cadre Institutional Investors Trust U.S. Government Portfolio as of September 30, 2003, the results of its operations for the year then ended, the changes in its net assets and financial highlights for each of the years or periods in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                    KPMG LLP

November 7, 2003

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2003

--------------------------------------------------------------------------------
                                                                             Yield to
                                                                             Maturity
    Principal                                                               On Date of             Maturity           Value
  (In Thousands)      Description                                            Purchase               Date             (Note 2)
  --------------      -----------                                          ------------            --------           -------
     U.S. GOVERNMENT AGENCY OBLIGATIONS - 87.3%
       $   20,000     Federal Home Loan Bank                                       1.04 %          10/17/03          $19,990,933
           10,000     Federal Home Loan Bank                                       1.05            10/24/03            9,993,420
            9,700     Federal Home Loan Bank                                       1.15            10/29/03            9,691,475
            7,000     Federal Home Loan Bank                                       1.15            11/28/03            6,987,256
           12,035     Federal Home Loan Bank                                       1.05            12/05/03           12,012,618
            8,000     Federal Home Loan Bank                                       1.09             3/05/04            7,962,907
            8,000     Federal Home Loan Bank                                       1.10             3/10/04            7,961,539
            8,000     Federal Home Loan Bank                                       1.10             3/12/04            7,961,061
           15,000     Federal Home Loan Mortgage Corp                              1.06            10/15/03           14,993,933
           18,000     Federal Home Loan Mortgage Corp                              1.05            10/23/03           17,988,615
           16,000     Federal Home Loan Mortgage Corp                              1.08            10/30/03           15,986,338
           10,000     Federal Home Loan Mortgage Corp                              1.18            11/06/03            9,988,450
           10,000     Federal Home Loan Mortgage Corp                               .92            12/15/03            9,981,250
            8,000     Federal Home Loan Mortgage Corp                              1.10            12/22/03            7,980,320
           10,000     Federal Home Loan Mortgage Corp                              1.11             3/15/04            9,949,739
            8,000     Federal Home Loan Mortgage Corp                              1.11             3/31/04            7,956,118
           12,000     Federal National Mortgage Association                        1.23            10/15/03           11,994,353
           10,000     Federal National Mortgage Association                        1.06            10/29/03            9,991,911
           13,000     Federal National Mortgage Association                        1.02            11/05/03           12,987,298
           10,000     Federal National Mortgage Association                        1.14            11/12/03            9,986,933
            4,000     Federal National Mortgage Association                        1.10            12/12/03            3,991,360
           12,850     Federal National Mortgage Association                        1.08            12/15/03           12,821,623
           10,000     Federal National Mortgage Association                        1.09            12/16/03            9,977,411
           11,407     Federal National Mortgage Association                        1.01            12/24/03           11,380,650
                                                                                                                -----------------
                      Total U.S. Government Agency Obligations                                                       260,517,511
                      (amortized cost $260,517,511)                                                             -----------------

    The accompanying notes are an integral part of these financial statements

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2003

--------------------------------------------------------------------------------
                                                                              Yield to
                                                                              Maturity
    Principal                                                                On Date of         Maturity        Value
  (In Thousands)      Description                                             Purchase            Date         (Note 2)
  --------------      -----------                                           ------------          ----         -------
     REPURCHASE  AGREEMENT - 12.7%

     $   38,064       Repurchase Agreement with Goldman Sachs, 1.04%, due          1.05 %       10/01/03       $ 38,064,000
                      October 1, 2003, with proceeds at maturity of $38,065,100
                      (collateralized by various Government National Mortgage
                      Association Pools with a market
                      value of $38,825,280)
                                                                                                          ------------------
                      Total Repurchase Agreement                                                                 38,064,000
                      (amortized cost $38,064,000)                                                        ------------------

                      Total Investments - 100.0%                                                                298,581,511
                      (amortized cost $298,581,511)

                      Liabilities in excess of other assets - 0.0%                                                 (34,119)
                                                                                                          ------------------

                      Net Assets - 100.0%                                                                     $ 298,547,392
                                                                                                          ==================





    The accompanying notes are an integral part of these financial statements

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

ASSETS:

Investments, at value
    U.S. Government Agency Obligations                          $260,517,511
    Repurchase Agreement                                          38,064,000
                                                            -----------------

         Total investments, at value                             298,581,511
Cash                                                                     794
Interest receivable                                                    1,100
Prepaid expenses                                                      15,008
                                                            -----------------
          Total Assets                                           298,598,413
                                                            -----------------

LIABILITIES:
Investment advisory fees payable                                      15,092
Accrued trustees' fees and expenses                                      762
Other accrued expenses                                                35,167
                                                            -----------------
          Total Liabilities                                           51,021
                                                            -----------------


          NET ASSETS                                            $298,547,392
                                                            =================




   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2003
--------------------------------------------------------------------------------



INVESTMENT INCOME:

      Interest                                                     $ 3,244,154

EXPENSES:
    Investment advisory fees                                           151,474
    Audit and tax fees                                                  28,750
    Rating fees                                                         28,216
    Custodian fees and expenses                                         15,748
    Trustees' fees and expenses                                          3,529
    Legal fees                                                           4,747
    Other expenses                                                       5,151
                                                              -----------------
                        Total expenses                                 237,615
                                                              -----------------
NET INVESTMENT INCOME                                              $ 3,006,539
                                                              =================


   The accompanying notes are an integral part of these financial statements.



CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                                                                                        FOR THE
                                                                                                     FOR THE             PERIOD
                                                                                                  ELEVEN MONTHS       DEC. 21 1998
                                                                                                      ENDED              THROUGH
                                             FOR THE YEAR ENDED SEPTEMBER 30,                     SEPTEMBER 30,        OCTOBER 31,
                                  ---------------------------------------------------------      ---------------    ---------------
                                      2003                   2002                2001                  2000              1999***
                                  ---------------       ---------------     ---------------      ---------------    ---------------
OPERATIONS:
   Net investment income          $     3,006,539       $     2,869,908     $     9,257,552      $     8,593,529    $     6,610,873
                                  ---------------       ---------------     ---------------      ---------------    ---------------
SHARE TRANSACTIONS:
   Contributions                    2,946,177,224         1,531,488,873       1,548,998,934        1,463,961,030      1,431,230,426
   Withdrawals                     (2,813,520,478)       (1,509,692,237)     (1,599,067,575)      (1,477,999,303)    (1,253,367,903)
                                  ---------------       ---------------     ---------------      ---------------    ---------------

  Net increase (decrease) in net
    assets resulting from
    beneficial interest
    transactions                      132,656,746            21,796,636         (50,068,641)         (14,038,273)       177,862,523
                                  ---------------       ---------------     ---------------      ---------------    ---------------
  Total increase (decrease)
     in net assets                    135,663,285            24,666,544         (40,811,089)          (5,444,744)       184,473,396


NET ASSETS:

   Beginning of period                162,884,107           138,217,563         179,028,652          184,473,396                  0
                                  ---------------       ---------------     ---------------      ---------------    ---------------
   End of period                  $   298,547,392       $   162,884,107     $   138,217,563      $   179,028,652    $   184,473,396
                                  ===============       ===============     ===============      ===============    ===============
Financial Highlights:

Ratio to Average Net Assets
    Net expenses                        0.09%                     0.11%                0.12%                0.10% *         0.15% *
    Net investment income               1.19%                     2.03%                5.13%                6.00% *         4.92% *

Total return                            1.24%                     2.05%                5.13%                5.61% **        4.30% **

  * - Annualized
 ** - Unannualized
*** - Commencement of operations


   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

Cadre Institutional Investors Trust (the "Trust") (formerly known as Ambac Treasurer's Trust), was organized in April 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of ten series as follows: Cadre Liquid Asset Fund - U.S. Government Series, Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - U.S. Government Series, Cadre Affinity Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. The accompanying financial statements and financial highlights are those of the U.S. Government Money Market Portfolio (the "Portfolio"). The Portfolio commenced investment operations on December 21, 1998 upon a tax free transfer of securities from the Cadre Liquid Asset Fund - U.S. Government Series.

Pursuant to the board of trustee's meeting held on December 15, 1999, the trustees approved changing the fiscal year end of the Trust in each series to September 30th, effective September 30, 2000.


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

VALUATION OF SECURITIES
Investments are valued at amortized cost, which approximates market value in accordance with Rule 2a-7 of the Investment Company Act of 1940. The amortized cost method of valuation values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of discounts and premiums, if any, is recorded on an accrual basis. Net realized gains or losses on sales of securities are determined by the identified cost method.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS
The Portfolio may engage in repurchase agreement transactions with institutions that the Trust's adviser has determined are creditworthy pursuant to guidelines established by the Trust's Board of Trustees. The Portfolio's custodian or designated subcustodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

FEDERAL INCOME TAXES
The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. The cost of securities is substantially the same for book and tax purposes.

EXPENSES
Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.


NOTE 3 - TRANSACTIONS WITH AFFILIATES

The Trust, on behalf of the Portfolio, has entered into an Investment Advisory Agreement with Cadre Financial Services, Inc. ("Cadre"), a wholly-owned subsidiary of Ambac Financial Group, Inc., whereby Cadre provides investment advisory services and administrative services to the Portfolio. For its services, Cadre is paid an annual fee of 0.06% of the Portfolio's average daily net assets.

Ambac Securities Inc., formerly known as Cadre Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of Ambac Financial Group, Inc., acts as the exclusive placement agent of the Trust's shares.

Certain officers of the Trust may be officers of Cadre and/or the Distributor or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of Cadre and/or the Distributor or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. The Chairman of the Board of Trustees receives an additional $2,000 annual fee. Members of the Audit Committee or the Nominating Committee receive an attendance fee of $750 for each Audit Committee or Nominating Committee meeting they attend. The Chairman of the Audit Committee and the Chairman of the Nominating Committee, each receive an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.

                       CADRE INSTITUTIONAL INVESTORS TRUST
                  CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
                    CADRE AFFINITY FUND - MONEY MARKET SERIES
                    CADRE RESERVE FUND - MONEY MARKET SERIES
                                  ANNUAL REPORT

                               SEPTEMBER 30, 2003

                              TRUSTEES AND OFFICERS

Chairman / Trustee                            Michael P. Flanagan +                    Executive Director
                                                                                       MASA

Trustee                                       Richard J. Anderson *+                   Associate Executive Director
                                                                                       NSBA

Trustee                                       Harvey A. Fein *                         Vice President and CFO
                                                                                       Molina Healthcare, Inc.

Trustee                                       Russell E. Galipo *+                     Retired


Trustee                                       C. Roderick O'Neil                       Retired


Trustee                                       William J. Reynolds, Esq. +              Retired


President                                     David L. Boyle                           Vice Chairman
                                                                                       Ambac Financial Group, Inc.

Secretary                                     Anne G. Gill, Esq.                       First Vice President
                                                                                       Ambac Financial Group, Inc.

Assistant Secretary                           Jennifer Scheffel, Esq.                  Assistant Vice President
                                                                                       Cadre Financial Services, Inc.

Treasurer                                     Danielle Buell                           First Vice President
                                                                                       Cadre Financial Services, Inc.

Assistant Treasurer                           Carolyn Osiecki                          Assistant Vice President
                                                                                       Cadre Financial Services, Inc.

                              TEAM OF PROFESSIONALS

Investment Adviser                           Cadre Financial Services, Inc.
Administrator                                Cadre Financial Services, Inc.
Transfer Agent                               Cadre Financial Services, Inc.
Distributor                                  Ambac Securities, Inc.
Custodian                                    US Bank
Independent Auditors                         KPMG LLP
Legal Counsel                                Schulte, Roth & Zabel LLP


*Audit committee
+Nominating Committee

                             THIS PAGE INTENTIONALLY
                                   LEFT BLANK

Kpmg


                  Financial Services
                  757 Third Avenue
                  New York, NY  10017

                          INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Trustees of Cadre Institutional Investors Trust:

We have audited the accompanying statements of assets and liabilities of Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - Money Market Series, and Cadre Reserve Fund - Money Market Series, (the "Funds") each a series of the Cadre Institutional Investors Trust, as of September 30, 2003, and the related statement of operations for the year then ended, statements of changes in net assets for each of the two-years in the period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - Money Market Series, and Cadre Reserve Fund - Money Market Series as of September 30, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


KPMG LLP
November 7, 2003

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET SERIES
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                                  CADRE                   CADRE                    CADRE
                                                              LIQUID ASSET               AFFINITY                 RESERVE
                                                                  FUND                     FUND                     FUND
                                                           --------------------     -------------------     ---------------------
ASSETS:
Investment in Cadre Institutional Investors Trust -
   Money Market Portfolio, at value                                $ 25,993,052            $ 20,426,296              $100,669,326
Cash                                                                    352,268                 155,017                   241,160
Pending Redemption                                                         --                    24,983                      --
Other assets                                                                246                     246                     2,296
                                                                   ------------            ------------              ------------
          Total Assets                                               26,345,566              20,606,542               100,912,782
                                                                   ------------            ------------              ------------
LIABILITIES:

Subscriptions received in advance                                       326,268                 110,000                   241,160
Administration fees payable                                               4,028                   3,443                    10,523
Transfer agent fees payable                                               1,060                     906                     5,261
12b-1 fees payable                                                         --                     1,812                      --
Accrued trustees' fees and expenses                                         664                     856                       921
Other accrued expenses                                                   29,305                  26,503                    19,293
                                                                   ------------            ------------              ------------
          Total Liabilities                                             361,325                 143,520                   277,158
                                                                   ------------            ------------              ------------

          NET ASSETS:                                              $ 25,984,241            $ 20,463,022              $100,635,624
                                                                   ============            ============              ============

Shares of beneficial interest outstanding
(unlimited shares authorized)                                        25,984,241              20,463,022               100,635,624
                                                                   ============            ============              ============

NET ASSET VALUE, OFFERING PRICE AND
     REDEMPTION PRICE PER SHARE                                    $       1.00            $       1.00              $       1.00
                                                                   ============            ============              ============


NET ASSETS CONSIST OF:
Common Stock, at par value                                         $     25,984            $     20,463              $    100,636
Paid-in capital in excess of par value                               25,958,257              20,442,559               100,534,988
                                                                   ------------            ------------              ------------
         NET ASSETS                                                $ 25,984,241            $ 20,463,022              $100,635,624
                                                                   ============            ============              ============




   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET SERIES
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED SEPTEMBER 30, 2003

                                                    CADRE              CADRE               CADRE
                                                 LIQUID ASSET         AFFINITY            RESERVE
                                                     FUND               FUND               FUND
                                                 ------------       -------------       -----------
INVESTMENT INCOME:

INVESTMENT INCOME AND EXPENSES ALLOCATED
     FROM CIIT MONEY MARKET PORTFOLIO
     Interest                                      $  333,889          $  349,555         $3,953,262
     Expenses                                          22,899              23,919            269,934
                                                   ----------          ----------         ----------
NET INVESTMENT INCOME FROM CIIT                       310,990             325,636          3,683,328
     MONEY MARKET PORTFOLIO

EXPENSES:
    Administration fees                                46,309              48,330            270,556
    Transfer agent fees                                12,187              12,719            136,906
    12b-1 fees                                           --                25,437               --
    Custodian fees                                     48,378              55,818             18,559
    Audit and tax fees                                 11,143              11,143             11,143
    Registration and filing fees                        2,785               8,424              4,707
    Trustees' fees and expenses                         1,065               2,047              4,878
    Other expenses                                      5,952               5,500             20,661
                                                   ----------          ----------         ----------
              Total expenses                          127,819             169,418            467,410
              Plus:  Expense recoupements                --                  --               52,766
                                                   ----------          ----------         ----------
              Net expenses                            127,819             169,418            520,176
                                                   ----------          ----------         ----------
NET INVESTMENT INCOME                              $  183,171          $  156,218         $3,163,152
                                                   ==========          ==========         ==========





   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET SERIES
STATEMENTS OF CHANGES IN NET ASSETS
 -------------------------------------------------------------------------------

                                                                            CADRE LIQUID ASSET FUND
                                                                   ------------------------------------------

                                                                       FOR THE YEAR ENDED SEPTEMBER 30,
                                                                  ------------------------------------------
                                                                       2003                        2002
                                                                  -------------                -------------
OPERATIONS:
     Net investment income                                        $     183,171                $     479,892
                                                                  -------------                -------------

DIVIDENDS TO SHAREHOLDERS FROM:

     Net investment income                                             (183,171)                    (479,892)
                                                                  -------------                -------------

SHARE TRANSACTIONS:

     Net proceeds from sale of shares                               891,355,413                  647,257,911
     Net asset value of shares issued to shareholders from
       reinvestment of dividends                                        183,171                      479,892
     Cost of shares redeemed                                       (893,177,557)                (656,150,592)
                                                                  -------------                -------------
         Net (decrease) in net assets
         resulting from share transactions                           (1,638,973)                  (8,412,789)
                                                                  -------------                -------------

         Total (decrease) in net assets                              (1,638,973)                  (8,412,789)

NET ASSETS:

     Beginning of period                                             27,623,214                   36,036,003
                                                                  -------------                -------------
     End of period                                                $  25,984,241                $  27,623,214
                                                                  =============                =============

OTHER INFORMATION

Share Transactions:
     Shares sold                                                    891,355,413                  647,257,911
     Shares issued to shareholders from
         Reinvestment of dividends                                      183,171                      479,892
     Shares repurchased                                            (893,177,557)                (656,150,592)
                                                                  -------------                -------------
          Net (decrease) in shares outstanding                       (1,638,973)                  (8,412,789)
                                                                  =============                =============



   The accompanying notes are an integral part of these financial statements.

         ---------------------------------------------------------------------------------------------------
                    CADRE AFFINITY FUND                                       CADRE RESERVE FUND
         --------------------------------------------            -------------------------------------------
               FOR THE YEAR ENDED SEPTEMBER 30,                        FOR THE YEAR ENDED SEPTEMBER 30,
         -------------------------------------------             -------------------------------------------
              2003                         2002                        2003                        2002
         ----------------            ---------------             ---------------             ---------------
         $       156,218             $       404,452             $     3,163,152             $     3,632,953

         ---------------             ---------------             ---------------             ---------------

                (156,218)                   (404,452)                 (3,163,152)                 (3,632,953)
         ---------------             ---------------             ---------------             ---------------

             808,730,841                 511,335,904               3,914,395,051               2,288,836,152

                 156,218                     404,452                   3,163,152                   3,632,953
            (814,128,106)               (514,266,672)             (3,992,993,923)             (2,323,756,768)
         ---------------             ---------------             ---------------             ---------------

              (5,241,047)                 (2,526,316)                (75,435,720)                (31,287,663)
         ---------------             ---------------             ---------------             ---------------

              (5,241,047)                 (2,526,316)                (75,435,720)                (31,287,663)

              25,704,069                  28,230,385                 176,071,344                 207,359,007
         ---------------             ---------------             ---------------             ---------------
         $    20,463,022             $    25,704,069             $   100,635,624             $   176,071,344
         ===============             ===============             ===============             ===============

             808,730,841                 511,335,904               3,914,395,051               2,288,836,152

                 156,218                     404,452                   3,163,152                   3,632,953
            (814,128,106)               (514,266,672)             (3,992,993,923)             (2,323,756,768)
         ---------------             ---------------             ---------------             ---------------
              (5,241,047)                 (2,526,316)                (75,435,720)                (31,287,663)
         ===============             ===============             ===============             ===============




   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET SERIES
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

Cadre Institutional Investors Trust (the "Trust") (formerly known as Ambac Treasurer's Trust), was organized in April 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of ten series as follows: Cadre Liquid Asset Fund - U.S. Government Series, Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - U.S. Government Series, Cadre Affinity Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. The accompanying financial statements and financial highlights are those of the Cadre Liquid Asset Fund - Money Market Series ("Cadre Liquid Asset Fund"), the Cadre Affinity Fund - Money Market Series ("Cadre Affinity Fund") and the Cadre Reserve Fund - Money Market Series ("Cadre Reserve Fund") (collectively the "Funds"). The Funds commenced operations on May 3, 1999, May 3, 1999 and May 19, 1999, respectively.

The Funds invest all of their investable assets in the Money Market Portfolio (the "Portfolio"). The portfolio is a series of the Trust that has substantially the same investment objectives, policies and restrictions as the Funds.

The value of the Funds' investments in the Portfolio, as reflected in the Statements of Assets and Liabilities, reflects each Fund's proportionate interest in the net assets of the Portfolio (1.61% for Cadre Liquid Asset Fund, 1.27% for Cadre Affinity Fund, 6.25% for Cadre Reserve Fund at September 30, 2003.) The Funds' performance is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

Pursuant to the Board of Trustees meeting held on December 15, 1999, the trustees approved changing the fiscal year end of the Trust in each series to September 30th, effective September 30, 2000.


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

VALUATION OF SECURITIES
Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

INVESTMENT INCOME
The Funds record their proportionate share of the Portfolio's net investment income and realized gains and losses each day. Net investment income and realized gains and losses of the Portfolio are allocated on a pro-rata basis among the Funds and the other investors in the Portfolio at the time of such determination.

DIVIDENDS TO SHAREHOLDERS
Substantially all of the Funds' net investment income and net realized capital gains, if any, are declared as dividends daily and paid monthly. Net short-term capital gains, if any, are distributed in accordance with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), and may be reflected in the Funds' daily dividend rate. Substantially all of the realized net long-term capital gains, if any, are declared and paid annually, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Funds. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

FEDERAL INCOME TAXES
The Funds are treated as a separate entity for federal income tax purposes and intend to qualify each year as a "regulated investment companies" under Subchapter M of the Code and to make distributions of substantially all of their income, including net realized capital gains, if any, to relieve them from substantially all Federal income and excise taxes. Therefore, no Federal income tax provisions are required.

EXPENSES
Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

NOTE 3 - TRANSACTIONS WITH AFFILIATES

The Trust, on behalf of the Fund, has entered into an Administration Agreement with Cadre Financial Services, Inc. ("Cadre"), a wholly-owned subsidiary of Ambac Financial Group, Inc., under which Cadre is responsible for certain aspects of the administration and operation of the Funds. For its services, Cadre is paid an annual fee based on the Funds' average daily net assets according to the following schedule:

----------------------------- ---------------------- ------------------ -------------------
                               Cadre Liquid Asset      Cadre Affinity       Cadre Reserve
                                     Fund                   Fund                Fund
----------------------------- ---------------------- ------------------ -------------------
           0 - $250,000,000          0.19%                   0.19%              0.10%
----------------------------- ---------------------- ------------------ -------------------
$250,000,001 - $1,000,000,000        0.165%                  0.165%             0.075%
----------------------------- ---------------------- ------------------ -------------------
Over $1,000,000,000                  0.14%                   0.14%              0.05%
----------------------------- ---------------------- ------------------ -------------------

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

The Trust, on behalf of the Funds, has entered into a Transfer Agent Agreement with Cadre, under which Cadre is responsible for providing shareholder recordkeeping services to the Funds. For its services, Cadre is paid an annual fee of 0.05% of the Funds' first $250 million average daily net assets, 0.04% of the Funds' next $750 million average daily net assets and 0.03% of the Funds average daily net assets in excess of $1 billion.

Ambac Securities, Inc. ("ASI") (the "Distributor"), a wholly-owned subsidiary of Ambac Financial Group, Inc., acts as the exclusive distributor of the Trust's shares. Under the Distribution Plan, ASI receives payment of 0.10% of the average net assets of the Affinity Series. This payment is disbursed fully on a pro-rated basis to the various organizations, which ASI has entered into Distribution Agreements with, that provide assistance to the Affinity Series.

Certain officers of the Trust may be officers of Cadre and/or the Distributor or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of Cadre and/or the Distributor or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. The Chairman of the Board of Trustees receives an additional $2,000 annual fee. Members of the Audit Committee or the Nominating Committee receive an attendance fee of $750 for each Audit Committee or Nominating Committee meeting they attend. The Chairman of the Audit Committee, and the Chairman of the Nominating Committee, each receive an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.

NOTE 4 - WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

Cadre has voluntarily agreed to waive a portion of its fees and to reimburse the Cadre Reserve Fund for certain expenses to the extent the total operating expense of the Fund exceeds 0.30% (annualized) of their average daily net assets. During the year ended September 30, 2003, no such waiver or reimbursement was needed.

                                 ------------- --------------------------- --------------------------- ---------------------------
                                    Expense            Waived Fees              Reimbursed Expense              Total
               Fund                  Limit       Current     Life to Date    Current    Life to Date     Current     Life to Date
-------------------------------- ------------- ----------- --------------- ---------- ---------------- ----------- ---------------
Cadre Liquid Asset Fund               N/A      $         0     $ 63,290        $ 0        $ 51,651     $        0    $ 114,941
-------------------------------- ------------- ----------- --------------- ---------- ---------------- ----------- ---------------
Cadre Affinity Fund                   N/A      $         0     $ 36,348        $ 0        $ 33,112     $        0    $ 69,460
-------------------------------- ------------- ----------- --------------- ---------- ---------------- ----------- ---------------
Cadre Reserve Fund                   0.30%     $         0     $136,895        $ 0        $ 56,305     $        0    $ 193,200
-------------------------------- ------------- ----------- --------------- ---------- ---------------- ----------- ---------------

The Fund has adopted an Excess Expense Reimbursement Plan (the "Plan") pursuant to which the Funds have agreed to reimburse Cadre for any waived fees or reimbursed expenses to the extent the Funds' total operating expenses go below the expense limitation. During the year ended September 30, 2003, the following was reimbursed to Cadre pursuant to the terms of the Plan:

                                  ------------------ ----------------------------------------------
                                       Expense               Amounts Reimbursed to Cadre
Fund                                    Limit             Current              Life to date
--------------------------------- ------------------ ------------------------ ---------------------
Cadre Liquid Asset Fund                  N/A                  $ 0                  $ 74,163
--------------------------------- ------------------ ------------------------ ---------------------
Cadre Affinity Fund                      N/A                  $ 0                  $ 69,460
--------------------------------- ------------------ ------------------------ ---------------------
Cadre Reserve Fund                      0.30%              $ 52,766               $ 136,895
--------------------------------- ------------------ ------------------------ ---------------------

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

Pursuant to the Excess Expense Reimbursement Plan, Cadre had determined that some reimbursable costs were unrecoverable. Therefore the balances due to Cadre have been reduced by these amounts. During the year ended September 30, 2003, Cadre deemed the following as unrecoverable:

                                          ---------------------------------
                                                  Amount Unrecoverable
       ---------------------------------- ---------------------------------
                       Fund                    Current        Life to date
       ---------------------------------- ---------------- ----------------
       Cadre Liquid Asset Fund                         $0         $ 40,778
       ---------------------------------- ---------------- ----------------
       Cadre Affinity Fund                             $0         $      0
       ---------------------------------- ---------------- ----------------
       Cadre Reserve Fund                              $0         $ 56,305
       ---------------------------------- ---------------- ----------------

As of September 30, 2003, the balances which remain recoverable for each fund are as follows:

         ------------------------------------- -------------------------------
                         Fund                       Remaining Recoverable
         ------------------------------------- -------------------------------
         Cadre Liquid Asset Fund                          $      0
         ------------------------------------- -------------------------------
         Cadre Affinity Fund                              $      0
         ------------------------------------- -------------------------------
         Cadre Reserve Fund                               $      0
         ------------------------------------- -------------------------------

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding, is as follows:

                                                                                                                    FOR THE
                                                                                                  FOR THE           PERIOD
                                                                                                  ELEVEN             MAY 3,
                                                                                                  MONTHS            1999 ***
                                                   FOR THE YEAR ENDED SEPT. 30,                   ENDED             THROUGH
                                         ----------------------------------------------         SEPT. 30,           OCT. 31,
                                             2003               2002            2001               2000               1999
                                         ------------      -------------   ------------       ------------     -------------
For a share outstanding throughout
the period:

Net asset value, beginning of period          $  1.00            $  1.00        $  1.00            $  1.00            $  1.00
                                         ------------      -------------   ------------       ------------      -------------

Income from investment operations:
   Net investment income                        0.008              0.016             0.046           0.053              0.024

Less dividends:
   Dividends from net investment
       income                                  (0.008)           (0.016)           (0.046)           (0.053)            (0.024)
                                         ------------      ------------     -------------      ------------      -------------

Net asset value, end of period                $  1.00           $  1.00           $  1.00           $  1.00            $  1.00
                                         ============      ============     =============      ============      =============
Ratio/Supplemental Data:
Total return                                    0.74%             1.55%             4.61%              5.38% **          2.40% **
Net assets, end of period (000's)            $ 25,984          $ 27,623          $ 36,036           $40,534            $36,415

Ratio to average net assets:
  Net investment income                         0.75%             1.60%             4.58%             5.73% *           4.72%  *
  Operating expenses including
     reimbursement/waiver/recoupement           0.62%             0.59%             0.66%             0.47% *           0.47%  *
  Operating expenses excluding
     reimbursement/waiver/recoupement           0.62%             0.59%             0.50%             0.53% *           0.94%  *
--------------------------------------------------------------------------------
  * - Annualized
 ** - Unannualized
*** - Commencement of operations


CADRE INSTITUTIONAL INVESTORS TRUST
CADRE AFFINITY FUND - MONEY MARKET SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding, is as follows:

                                                                                                                    FOR THE
                                                                                                 FOR THE             PERIOD
                                                                                                 ELEVEN              MAY 3,
                                                                                                 MONTHS             1999***
                                                 FOR THE YEAR ENDED SEPT. 30,                     ENDED             THROUGH
                                       --------------------------------------------------       SEPT. 30,           OCT. 31,
                                           2003               2002              2001             2000                1999
                                       -------------     -------------      --------------    --------------     -------------
For a share outstanding throughout
The period:

Net asset value, beginning of period         $  1.00           $  1.00             $  1.00           $  1.00           $  1.00
                                       -------------    --------------       -------------     -------------     -------------
Income from investment operations:
   Net investment income                       0.006             0.014               0.049             0.052             0.023

Less dividends:
   Dividends from net investment
      income                                  (0.006)           (0.014)             (0.049)           (0.052)           (0.023)
                                       -------------    --------------       -------------     -------------     -------------

Net asset value, end of period               $  1.00           $  1.00             $  1.00           $  1.00           $  1.00
                                       =============    ==============       =============     =============     =============
Ratio/Supplemental Data:
Total return                                   0.59%             1.43%               4.70%             5.28% **          2.35%  **
Net assets, end of period (000's)           $ 20,463          $ 25,704            $ 28,230          $ 78,287          $ 49,512

Ratio to average net assets:
  Net investment income                        0.61%             1.44%               4.90%             5.67%  *          4.65%   *
  Operating expenses including
    reimbursement/waiver/recoupment            0.76%             0.70%               0.57%             0.57%  *          0.57%   *
  Operating expenses excluding
    reimbursement/waiver/recoupment            0.76%             0.70%               0.51%             0.51%  *          0.86%   *

--------------------------------------------------------------------------------
  * - Annualized
 ** - Unannualized
*** - Commencement of operations


CADRE INSTITUTIONAL INVESTORS TRUST
CADRE RESERVE FUND - MONEY MARKET SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding, is as follows:

                                                                                                                        FOR THE
                                                                                                       FOR THE          PERIOD
                                                                                                       ELEVEN           MAY 19,
                                                                                                       MONTHS           1999***
                                                      FOR THE YEAR ENDED SEPT. 30,                     ENDED           THROUGH
                                          --------------------------------------------------         SEPT. 30,         OCT. 31,
                                               2003               2002             2001                2000              1999
                                          -------------      -------------     -------------     -------------      -----------
For a share outstanding throughout
the period:

Net asset value, beginning of period           $  1.00             $  1.00          $  1.00            $  1.00          $  1.00
                                          -------------       -------------    -------------     --------------    -------------

Income from investment operations:
   Net investment income                          0.011               0.018            0.049              0.056            0.023

Less dividends:
   Dividends from net investment
       Income                                    (0.011)             (0.018)          (0.049)            (0.056)          (0.023)
                                          -------------       -------------    -------------     --------------    -------------

Net asset value, end of period                  $  1.00             $  1.00          $  1.00            $  1.00          $  1.00
                                          =============       =============    =============     ==============    =============


Ratio/Supplemental Data:
Total return                                      1.09%               1.86%            5.07%              5.62% **         2.50% **
Net assets, end of period (000's)             $ 100,636            $176,071         $207,359            $94,521          $22,397

Ratio to average net assets:
  Net investment income                           1.10%               1.84%            4.91%              6.15% *         5.08% *
  Operating expenses including
    reimbursement/waiver/recoupment               0.28%               0.30%            0.24%              0.22% *         0.22% *
  Operating expenses excluding
    reimbursement/waiver/recoupment               0.26%               0.26%            0.27%              0.32% *         1.87% *

--------------------------------------------------------------------------------
  * - Annualized
 ** - Unannualized
*** - Commencement of operations


Kpmg

                  Financial Services
                  757 Third Avenue
                  New York, NY  10017

                          INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Trustees of Cadre Institutional Investors Trust:

We have audited the accompanying statements of assets and liabilities of Money Market Portfolio (the "Portfolio"), a series of Cadre Institutional Investors Trust, including the schedule of investments as of September 30, 2003, and the related statement of operations for the year then ended, statements of changes in net assets including the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cadre Institutional Investors Trust Money Market Portfolio as of September 30, 2003, the results of its operations for the year then ended and the changes in its net assets and financial highlights for each of the years or periods in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


KPMG LLP
November 7, 2003

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                                Yield to
       Principal                                             Maturity on Date       Maturity             Value
    (In Thousands)              Description                    of Purchase            Date              (Note 2)
    --------------              -----------                    -----------            ----              --------

COMMERCIAL PAPER - 35.4%

    $      50,000  Citigroup Global Markets                       1.09  %            10/17/03     $     49,976,222
           25,000  Clipper Receivables Corp.                      1.14               10/01/03           25,000,000
           25,000  Clipper Receivables Corp.                      1.08               10/16/03           24,988,958
           20,000  CommoLoCo Inc. (Am. Gen. Fin)                  1.08               12/22/03           19,951,711
           25,000  FCAR Owner Trust Series 1                      1.11                1/07/04           24,925,819
           50,000  Fountain Square Funding Corp.                  1.15               10/01/03           50,000,000
           50,000  Greenwich Funding Corp.                        1.08               10/08/03           49,989,694
           50,000  Merrill Lynch & Co.                            1.10               10/01/03           50,000,000
           50,000  MINT A-1+/P-1                                  1.09               11/24/03           49,919,750
           50,000  New Center Asset Funding A-1+                  1.08               10/28/03           49,960,250
           50,000  San Paolo US Financial Co.                     1.18               10/01/03           50,000,000
           50,000  State Street Boston Corp.                      1.13               10/01/03           50,000,000
           25,000  Triple-A One Funding Corp.                     1.07               10/24/03           24,983,229
           50,000  UBS Finance (DE) Inc.                          1.13               10/01/03           50,000,000
                                                                                                   ----------------
                   Total Commercial Paper                                                              569,695,633
                   (amortized cost $569,695,633)                                                   ----------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 61.6%

           38,000  Federal Home Loan Bank                         1.06               10/17/03           37,982,436
           45,000  Federal Home Loan Bank                         1.06               11/12/03           44,945,400
           24,400  Federal Home Loan Bank                         1.03               12/03/03           24,356,873
           45,000  Federal Home Loan Mortgage Corp.               1.07               10/09/03           44,989,500
           20,950  Federal Home Loan Mortgage Corp.               1.15               10/27/03           20,932,902
           25,000  Federal Home Loan Mortgage Corp.               1.09               11/13/03           24,968,049
           45,350  Federal Home Loan Mortgage Corp.               1.10               11/14/03           45,290,138
           25,000  Federal Home Loan Mortgage Corp.               1.10               11/26/03           24,958,000
           63,167  Federal Home Loan Mortgage Corp.               1.10               12/01/03           63,051,404
           20,962  Federal Home Loan Mortgage Corp.               1.10               12/04/03           20,921,753
           25,000  Federal Home Loan Mortgage Corp.               1.10               12/08/03           24,948,953
           24,200  Federal Home Loan Mortgage Corp.               1.11               12/15/03           24,145,046
           25,000  Federal Home Loan Mortgage Corp.               1.10               12/18/03           24,941,500
           36,669  Federal Home Loan Mortgage Corp.               1.11                3/01/04           36,500,241
           30,000  Federal Home Loan Mortgage Corp.               1.11                3/03/04           29,860,117
           50,350  Federal Home Loan Mortgage Corp.               1.12                3/12/04           50,100,369
           25,000  Federal Home Loan Mortgage Corp.               1.12                3/25/04           24,866,167



   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                                Yield to
       Principal                                             Maturity on Date       Maturity             Value
    (In Thousands)              Description                    of Purchase            Date              (Note 2)
    --------------              -----------                    -----------            ----              --------

U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED

    $    50,000     Federal National Mortgage Assoc.                1.06  %         10/08/03          $    49,989,889
         25,000     Federal National Mortgage Assoc.                1.06            10/10/03               24,993,500
         50,000     Federal National Mortgage Assoc.                1.07            10/28/03               49,960,625
        153,690     Federal National Mortgage Assoc.                1.13            11/12/03              153,490,885
         50,000     Federal National Mortgage Assoc.                1.15            11/19/03               49,923,438
         25,156     Federal National Mortgage Assoc.                1.16            11/26/03               25,111,586
         46,000     Federal National Mortgage Assoc.                1.06            12/03/03               45,916,280
         25,000     Federal National Mortgage Assoc.                1.10             3/10/04               24,879,809
                                                                                                      ---------------

                    Total U.S. Government Agency Obligations                                              992,024,860
                    (amortized cost $992,024,860)                                                     ---------------

REPURCHASE AGREEMENT - 3.0%

         49,325     Repurchase Agreement with Goldman               1.05            10/01/03               49,325,000
                    Sachs, 1.04%, due October 1, 2003, repurchase price
                    $49,326,425 (collateralized by various Government National
                    Mortgage Association Pools, with a market
                    value of $50,311,500)
                                                                                                      ----------------
                    Total Repurchase Agreement                                                              49,325,000
                    (amortized cost $49,325,000)                                                      ----------------

                    Total Investments - 100.0%                                                           1,611,045,493
                    (amortized cost $1,611,045,493)

                    Liabilities in excess of other assets - 0.0%                                              (155,342)
                                                                                                      ----------------
                    Net Assets - 100.0%                                                               $  1,610,890,151
                                                                                                      ================


   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

ASSETS:
Investments, at value
      Commercial Paper                                 $ 569,695,633
      U.S. Government Agency Obligations                 992,024,860
      Repurchase Agreement                                49,325,000
                                                      --------------
          Total Investments, at value                  1,611,045,493
Cash                                                             260
Interest receivable                                            1,425
Prepaid expenses                                              22,977
                                                      ---------------
          Total Assets                                 1,611,070,155
                                                      ---------------

LIABILITIES:

Investment advisory fees payable                             102,110
Accrued trustees' fees and expenses                           10,317
Other accrued expenses                                        67,577
                                                      ---------------
          Total Liabilities                                  180,004
                                                      ---------------

NET ASSETS                                            $1,610,890,151
                                                      ===============


   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2003
--------------------------------------------------------------------------------


INVESTMENT INCOME:

     Interest                                            $  22,699,012

EXPENSES:

     Investment advisory fees                                1,318,776
     Custodian fees                                             62,735
     Accrued trustees' fees and expenses                        35,630
     Audit and tax fees                                         30,150
     Legal fees                                                 61,311
     Other expenses                                             56,724
                                                         --------------
          Net expenses                                       1,565,326
                                                         --------------
     NET INVESTMENT INCOME                               $  21,133,686
                                                         ==============






The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                                        FOR THE
                                                                                                    FOR THE             PERIOD
                                                                                                    ELEVEN              MAY 3,
                                                                                                    MONTHS             1999 ***
                                             FOR THE YEAR ENDED SEPTEMBER 30,                       ENDED              THROUGH
                               -----------------------------------------------------------       SEPTEMBER 30,        OCTOBER 31,
                                    2003                  2002                    2001               2000                1999
                               ----------------      ----------------     ----------------     ----------------   ----------------
OPERATIONS:
Net investment income          $     21,133,686    $     35,936,268    $     55,776,099       $     40,882,776    $      4,976,187
                               ----------------    ----------------    ----------------       ----------------    ----------------
SHARE TRANSACTIONS:

Contributions                    23,125,578,782      21,009,192,889      14,570,843,742         10,194,540,639       1,913,721,258
Withdrawals                     (23,129,880,044)    (21,031,138,151)    (13,763,332,196)       (10,227,164,851)     (1,210,176,933)
                               ----------------    ----------------    ----------------       ----------------    ----------------
  Net increase (decrease)
  in net assets resulting
  from beneficial interest
  transactions                       (4,301,262)        (21,945,262)        807,511,546            (32,624,212)        703,544,325
                               ----------------    ----------------    ----------------       ----------------    ----------------
Total increase in net assets         16,832,424          13,991,006         863,287,645              8,258,564         708,520,512

NET ASSETS:

Beginning of period               1,594,057,727       1,580,066,721         716,779,076            708,520,512                   0
                               ----------------    ----------------    ----------------       ----------------    ----------------
End of period                  $  1,610,890,151    $  1,594,057,727    $  1,580,066,721       $    716,779,076    $    708,520,512
                               ================    ================    ================       ================    ================

------------------------------------------------------------------------------------------------------------------------------------
Financial Highlights:

Ratio to average net assets:
     Net expenses                         0.09%               0.09%               0.10%                  0.10% *             0.15%*

     Net investment income                1.27%               2.04%               4.82%                  6.12% *             5.23%*


      Total Return                        1.28%               2.07%               5.21%                  5.73% **            2.53%**

  * - Annualized
 ** - Unannualized
*** - Commencement of operations



   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

Cadre Institutional Investors Trust (the "Trust") (formerly known as Ambac Treasurer's Trust), was organized in April 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of ten series as follows: Cadre Liquid Asset Fund - U.S. Government Series, Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - U.S. Government Series, Cadre Affinity Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. The accompanying financial statements and supplementary data are those of the Money Market Portfolio (the "Portfolio"). The Portfolio commenced operations on May 3, 1999.

Pursuant to the Board of Trustees meeting held on December 15, 1999, the trustees approved changing the fiscal year end of the Trust in each series to September 30th, effective September 30, 2000.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

VALUATION OF SECURITIES
Investments are valued at amortized cost, which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940. The amortized cost method of valuation values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of instruments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of discounts and premiums, if any, is recorded on an accrual basis. Net realized gains and losses on sales of securities are determined by the identified cost method.

REPURCHASE AGREEMENTS
The Portfolio may engage in repurchase agreement transactions with institutions that the Trust's adviser has determined are creditworthy pursuant to guidelines established by the Trust's Board of Trustees. The Portfolio's custodian or designated subcustodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligations to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

FEDERAL INCOME TAXES
The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. The cost of securities is substantially the same for book and tax purposes.

EXPENSES
Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

NOTE 3 - TRANSACTIONS WITH AFFILIATES

The Trust, on behalf of the Portfolio, has entered into an Investment Advisory Agreement with Cadre Financial Services, Inc. ("Cadre"), a wholly-owned subsidiary of Ambac Financial Group, Inc., whereby Cadre provides investment advisory services and administrative services to the Portfolio. For its services, Cadre is paid at an annual rate equal to 0.08% of the first $1,500,000,000 of the Portfolio's average daily net assets; 0.075% of its average daily net assets between $1,500,000,001 and $2,000,000,000; 0.07% of its average daily net assets between $2,000,000,001 and $2,500,000,000; 0.065% of its average daily net assets between $2,500,000,001 and $3,000,000,000; and 0.06% of its average daily net assets in excess of $3,000,000,000.

Ambac Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of Ambac Financial Group, Inc., acts as the exclusive distributor of the Trust's shares.

Certain officers of the Trust may be officers of Cadre and/or the Distributor or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of Cadre and/or the Distributor or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. The Chairman of the Board of Trustees receives an additional $2,000 annual fee. Members of the Audit Committee or the Nominating Committee receive an attendance fee of $750 for each Audit Committee or Nominating Committee meeting they attend. The Chairman of the Audit Committee, and the Chairman the Nominating Committee, each receives an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.

Item 2. Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3. Audit Committee Financial Expert. The Registrant's Board has determined that Harvey A. Fein, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Fein is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Not Applicable

Item 5. Not Applicable

Item 6. Reserved

Item 7. Not Applicable

Item 8. Reserved

Item 9. Controls and Procedures.
(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.
(b) Internal Control over Financial Reporting. There were no changes in the Registrant's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 10. Exhibits
(a)      Code of Ethics
(b)      Certifications